Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2017
Recently Issued Accounting Standards
(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.